COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Operating Leases
As of December 31, 2013, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2014	$636
2015	646
2016	623
2017	534
2018	468
2019 and thereafter	964
Total	$3,871